Royalty Agreement - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 31, 2006 Patents	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Payables And Accruals [Abstract]
United States patents along with foreign counterparts	12
Initial payment for asset sale agreement	$ 4,000,000
Milestone payment upon initial U.S commercialization															4,000,000
Recurring royalty revenue		$ 251,000	$ 223,000	$ 262,000	$ 240,000	$ 282,000	$ 183,000	$ 242,000	$ 184,000	$ 182,000	$ 778,000	$ 784,000	$ 1,007,000	$ 791,000